Condensed Consolidated Statements of Operations - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Revenues
Total revenues		$ 102,197	$ 102,189
Operating expenses
Research and development expenses		(69,287)	(60,053)
Selling expenses		(7,501)	(9,392)
Administrative expenses		(18,830)	(14,549)
Total operating expenses		(174,208)	(155,872)
Loss from operations		(72,011)	(53,683)
Other income, net of other expenses		3,710	3,188
Loss before income taxes and equity in earnings of equity investees		(68,301)	(50,495)
Income tax expense		(2,462)	(2,680)
Equity in earnings of equity investees, net of tax		27,308	23,050
Net loss		(43,455)	(30,125)
Less: Net income attributable to non-controlling interests		(1,914)	(2,566)
Net loss attributable to the Company		$ (45,369)	$ (32,691)
Losses per share attributable to the Company-basic and diluted (US$ per share)	[1]	$ (0.07)	$ (0.05)
Number of shares used in per share calculation-basic and diluted		665,553,637	663,894,540
Third parties
Revenues
Total revenues		$ 98,213	$ 93,664
Related parties
Revenues
Total revenues		3,984	8,525
Goods | Third parties
Revenues
Total revenues		86,858	79,463
Operating expenses
Costs of goods and services		(74,051)	(65,422)
Goods | Related parties
Revenues
Total revenues		3,732	3,449
Operating expenses
Costs of goods and services		(2,610)	(2,455)
Commercialization services | Third parties
Revenues
Total revenues		2,584	5,653
Commercialization and other | Third parties
Operating expenses
Costs of goods and services		(1,929)	(4,001)
Collaboration research and development services | Third parties
Revenues
Total revenues		7,056	8,548
Research and development services | Related parties
Revenues
Total revenues		252	$ 5,076
Other collaboration revenue from royalties | Third parties
Revenues
Total revenues		$ 1,715

[1]	Note: The losses per share attributable to the Company—basic and diluted presented were adjusted retroactively for each of the six months ended June 30, 2019 and 2018 to take into account the share split approved by ordinary resolution at the Extraordinary General Meeting of the Company held on May 29, 2019, pursuant to which each ordinary share was subdivided into 10 ordinary shares with effect from May 30, 2019.